AUTOMOBILE LOANS (Details) - Automobiles [Member] - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Automobile Loans [Line Items]
Total automobile loans	$ 56,095	$ 74,011
Current portion of automobile loans	19,231	17,915
Long term portion of automobile loans	36,864	56,096
Debt Issuance One [Member]
Schedule Of Automobile Loans [Line Items]
Total automobile loans	23,143	28,088
Debt Issuance Two [Member]
Schedule Of Automobile Loans [Line Items]
Total automobile loans	11,248	18,681
Debt Issuance Three [Member]
Schedule Of Automobile Loans [Line Items]
Total automobile loans	10,852	13,621
Debt Issuance Four [Member]
Schedule Of Automobile Loans [Line Items]
Total automobile loans	$ 10,852	$ 13,621